CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY
CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY

NOTE 6 — CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY

In March and September 2017, in connection with the Long-Term Debt to Trinity, the Company issued two convertible preferred share warrants (the “Warrants”) to purchase a total of 585,022 shares of Series D convertible preferred shares, with an exercise price of $5.128 per share. The Warrants are exercisable for 10 years from the date of issuance and expire in 2027 or earlier upon the consummation of an initial public offering (“IPO”). The Company determined that these Warrants met the requirements for liability classification under ASC 480, Distinguishing Liabilities from Equity, due to the Warrants holders having a put-right and the Company having an obligation to settle the Warrants by transferring cash.

The fair value of the Warrants was approximately $0.4 million and $0.2 million at the time of issuance in March and September 2017, respectively, calculated using a Monte-Carlo simulation method under the income approach. The Warrants were recorded at fair value at issuance and are subsequently remeasured to fair value each reporting period with the changes recorded in the consolidated statements of operations. As of December 31, 2020, 585,022 shares of the Warrants were outstanding with a fair value of $5.06 per share, and aggregate fair value of $3.0 million.

The Company’s assumptions used in determining the fair value of convertible preferred share warrants on December 31, 2020 are as follows:

December 31,
2020
Volatility	50.00%
Expected term (in years)	0.5 – 1.5
Risk-free rate	0.09 – 0.12%
Expected dividend rate	0.00%

In February 2021, all the outstanding warrants were settled in its entirety at an exercise price of $5.13 per share for an aggregate purchase price of $3.0 million. Upon final settlement, the Company converted the warrant into $12.9 million Series D convertible preferred shares, and recorded $7.0 million loss related to fair value remeasurements of the warrants in the consolidated statements of operations for the six months ended June 30, 2021. The Company recorded $0.1 million loss related to fair value remeasurements of the warrants for the three and six months ended June 30, 2020.

The fair value of the Series D preferred shares that was converted from warrant liability at settlement was estimated using the PWERM framework and considered the same three scenarios and probability for each of the three scenarios used to value our common shares: OPM scenario (20%), as-converted SPAC scenario (70%), and as-converted IPO scenario (10%). Under the OPM scenario, the fair value of Series D convertible preferred shares is a direct output of the model used for the equity valuation of the Company and reflects the present value. Under the as-converted SPAC scenario, the present value of the Series D convertible preferred shares is estimated using the pre-money equity value. Under the as-converted IPO scenario, the Company applies the market-based approach and determines the fair value based on the average revenue multiples derived from our peer group.

NOTE 7 — CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY

In March and September 2017, in connection with the Long-Term Debt to Trinity, the Company issued two convertible preferred share warrants (the “Warrants”) to purchase a total of 585,023 shares of Series D convertible preferred shares, with an exercise price of $5.128 per share. The Warrants are exercisable for 10 years from the date of issuance and expire in 2027 or earlier upon the consummation of an initial public offering (“IPO”). The Company determined that these Warrants met the requirements for liability classification under ASC 480, Distinguishing Liabilities from Equity, due to the Warrants holders having a put-right and the Company having an obligation to settle the Warrants by transferring cash.

The fair value of the Warrants was approximately $0.4 million and $0.2 million at the time of issuance in March and September 2017, respectively, calculated using a Monte-Carlo simulation method under the income approach. The Warrants were recorded at fair value at issuance and are subsequently remeasured to fair value each reporting period with the changes recorded in the consolidated statements of operations. As of December 31, 2020, and 2019, 585,023 shares of the Warrants were outstanding with a fair value of $10.17 and $3.00 per share, and aggregate fair value of $3.0 million and $1.8 million, respectively. The Company recorded $1.2 million and $0.4 million as loss related to fair value remeasurements of the warrants in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively.

The Company’s assumptions used in determining the fair value of convertible preferred share warrants at December 31, 2020, and 2019 are as follows:

	As of December 31,
	2020	2019
Volatility	50.0%	55.0%
Expected term (in years)	0.5 – 1.5	2.3
Risk-free rate	0.09 – 0.12%	1.59%
Expected dividend rate	0.0%	0.0%